Invesco California Tax-Free Income Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2019
invesco.com/us	MS-CTFI-QTR-1 05/19	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–110.38%(a)
California–107.32%
ABAG Finance Authority for Non-profit Corps. (Sharp Healthcare); Series 2014 A, RB	5.00%	08/01/2043	$ 500	$ 558,480
Alhambra (City of), CA (Atherton Baptist Homes); Series 2010 A, RB (b)(c)	7.62%	01/01/2020	1,575	1,631,574
Alhambra Elementary School District (Election of 1999); Series 1999 A, GO Bonds (INS -AGM)(d)(e)	0.00%	09/01/2020	1,925	1,892,352
Anaheim (City of), CA Public Financing Authority (Electric System Distribution Facilities); Series 2011 A, RB (b)(c)	5.38%	04/01/2021	2,500	2,689,225
Bay Area Toll Authority (San Francisco Bay Area);
Series 2017 F-1, RB (f)	5.00%	04/01/2056	3,465	4,032,186
Series 2017, Ref. RB	4.00%	04/01/2037	1,720	1,896,420
Series 2017, Ref. RB	4.00%	04/01/2049	630	679,707
Bay Area Water Supply & Conservation Agency; Series 2013 A, RB	5.00%	10/01/2034	1,950	2,183,200
Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds (e)	0.00%	08/01/2026	1,465	1,284,307
Series 2009, GO Bonds (e)	0.00%	08/01/2032	3,045	2,189,538
California (County of), CA Tobacco Securitization Agency (Gold Country Settlement Funding Corp.); Series 2006, RB (e)	0.00%	06/01/2033	1,345	606,931
California (State of);
Series 2003 A-1, VRD GO Bonds (LOC - Barclays Bank PLC)(g)(h)	1.02%	05/01/2033	1,500	1,500,000
Series 2004 A-3, VRD GO Bonds (LOC-State Street Bank & Trust Co.)(g)(h)	1.00%	05/01/2034	575	575,000
Series 2004 A9, Ref. VRD GO Bonds (LOC-State Street Bank & Trust Co.)(g)(h)	1.05%	05/01/2034	505	505,000
Series 2004 B1, VRD GO Bonds (LOC - Citibank N.A.)(g)(h)	1.00%	05/01/2034	3,770	3,770,000
Series 2004 B3, VRD RB (LOC - Citibank N.A.)(g)(h)	1.07%	05/01/2034	4,535	4,535,000
Series 2009, GO Bonds	6.00%	11/01/2035	1,750	1,783,425
Series 2010, GO Bonds	5.25%	11/01/2040	3,000	3,156,000
Series 2011, GO Bonds	5.00%	09/01/2032	2,450	2,640,536
Series 2011, GO Bonds	5.00%	10/01/2041	2,500	2,700,350
Series 2012, Ref. GO Bonds	5.25%	02/01/2030	1,000	1,098,260
Series 2015, GO Bonds	5.00%	08/01/2045	1,000	1,164,760
Series 2016, GO Bonds (f)	5.00%	09/01/2045	3,400	4,016,114
Series 2017, Ref. GO Bonds	5.00%	08/01/2035	1,370	1,648,795
California (State of) (Green Bonds); Series 2014, GO Bonds	5.00%	10/01/2037	1,745	2,029,679
California (State of) Community College Financing Authority (Orange Coast Properties LLC- Orange Coast College); Series 2018, RB	5.25%	05/01/2048	665	765,954
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB (i)	5.00%	04/01/2049	2,055	2,241,430
California (State of) Educational Facilities Authority (Loma Linda University);
Series 2017 A, Ref. RB	5.00%	04/01/2042	1,715	1,991,647
Series 2017 A, Ref. RB	5.00%	04/01/2047	1,000	1,154,130
California (State of) Educational Facilities Authority (Pitzer College); Series 2009, RB (b)(c)	6.00%	04/01/2020	2,000	2,077,860
California (State of) Educational Facilities Authority (Stanford University); Series 2010, RB (f)	5.25%	04/01/2040	4,520	6,521,320
California (State of) Health Facilities Financing Authority (Adventist Health System West); Series 2009 A, RB (b)(c)	5.75%	09/01/2019	500	505,275
California (State of) Health Facilities Financing Authority (Catholic Healthcare West);
Series 2009 A, RB (b)(c)	6.00%	07/01/2019	500	501,710
Series 2011 A, RB	5.25%	03/01/2041	2,500	2,630,525
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center);
Series 2009, RB (b)(c)	5.00%	08/15/2019	1,050	1,057,602
Series 2015, Ref. RB	5.00%	11/15/2031	1,300	1,555,645
Series 2015, Ref. RB	5.00%	11/15/2032	1,250	1,491,287
Series 2015, Ref. RB	5.00%	11/15/2033	1,000	1,189,980
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles);
Series 2010, RB (b)(c)	5.25%	07/01/2020	2,950	3,073,959
Series 2017 A, Ref. RB	5.00%	08/15/2047	1,715	1,978,853
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford); Series 2017, RB	4.00%	11/15/2047	560	601,362
California (State of) Health Facilities Financing Authority (Scripps Health); Series 2010 A, RB	5.00%	11/15/2036	4,000	4,065,760
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2013 A, RB	5.00%	07/01/2037	1,000	1,122,250
See accompanying notes which are an integral part of this schedule.
Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Health Facilities Financing Authority (Stanford Hospital); Series 2008 A-2, Ref. RB (b)(c)	5.25%	11/15/2021	$ 2,000	$ 2,191,200
California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2011 B, RB (b)(c)	5.50%	08/15/2020	1,000	1,049,710
Series 2018 A, RB	5.00%	11/15/2048	3,000	3,532,800
California (State of) Municipal Finance Authority (American Heritage Education Foundation);
Series 2016 A, Ref. RB	5.00%	06/01/2036	1,000	1,134,040
Series 2016 A, Ref. RB	5.00%	06/01/2046	1,640	1,833,422
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy);
Series 2018 A, RB (i)	5.00%	06/01/2038	280	314,457
Series 2018 A, RB (i)	5.00%	06/01/2048	380	420,250
California (State of) Municipal Finance Authority (California Baptist University); Series 2016 A, RB (i)	5.00%	11/01/2046	1,000	1,124,170
California (State of) Municipal Finance Authority (Caritas Affordable Housing, Inc.);
Series 2014 A, RB	5.25%	08/15/2039	1,200	1,350,504
Series 2014 A, RB	5.25%	08/15/2049	1,420	1,578,415
California (State of) Municipal Finance Authority (Caritas Projects);
Series 2012 A, RB	5.50%	08/15/2047	1,500	1,609,215
Series 2017 A, Ref. RB	4.00%	08/15/2037	1,055	1,107,623
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing Project); Series 2018, RB	5.00%	05/15/2043	1,650	1,934,427
California (State of) Municipal Finance Authority (Community Medical Centers);
Series 2017 A, Ref. RB	5.00%	02/01/2042	625	716,119
Series 2017 A, Ref. RB	5.00%	02/01/2047	1,380	1,571,544
California (State of) Municipal Finance Authority (Eisenhower Medical Center);
Series 2010 A, RB (b)(c)	5.50%	07/01/2020	1,000	1,044,130
Series 2010 A, RB (b)(c)	5.75%	07/01/2020	1,500	1,570,185
Series 2017 A, Ref. RB	5.00%	07/01/2047	1,000	1,134,260
California (State of) Municipal Finance Authority (Emerson College); Series 2011, RB (b)(c)	5.75%	01/01/2022	1,315	1,464,121
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB (j)	5.00%	12/31/2038	2,005	2,346,091
California (State of) Municipal Finance Authority (Orange County Civic Center); Series 2017 A, RB (f)	5.00%	06/01/2042	5,160	6,092,464
California (State of) Municipal Finance Authority (Palmdale Aerospace Academy (The)); Series 2018 A, RB (i)	5.00%	07/01/2049	600	662,568
California (State of) Municipal Finance Authority (Touro College and University System); Series 2014 A, RB	5.25%	01/01/2034	620	689,521
California (State of) Municipal Finance Authority (Town and Country Manor); Series 2019, Ref. RB (INS -Cal-Mortgage)(d)	5.00%	07/01/2049	1,400	1,694,084
California (State of) Municipal Finance Authority (University of La Verne);
Series 2010 A, RB (b)(c)	6.12%	06/01/2020	1,000	1,047,900
Series 2017 A, Ref. RB	5.00%	06/01/2043	600	702,318
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB	5.00%	08/01/2039	1,500	1,657,110
California (State of) Pollution Control Finance Authority; Series 2012, RB (i)(j)	5.00%	07/01/2037	3,000	3,213,240
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019 A, RB (i)	5.00%	07/01/2039	2,000	2,367,260
California (State of) Pollution Control Financing Authority (Waste Management, Inc.); Series 2015 B-1, Ref. RB (j)	3.00%	11/01/2025	1,500	1,560,720
California (State of) Public Finance Authority (Sharp HealthCare); Series 2017 B, VRD RB (LOC - Barclays Bank PLC)(g)(h)	1.05%	08/01/2052	10,125	10,125,000
California (State of) Public Works Board (Various Capital); Series 2011 A, RB	5.13%	10/01/2031	2,000	2,163,440
California (State of) Public Works Board (Various Correctional Facilities); Series 2014 A, RB	5.00%	09/01/2039	3,000	3,410,550
California (State of) School Finance Authority (Alliance for College-Ready Public Schools);
Series 2013 A, RB	6.30%	07/01/2043	840	957,961
Series 2015, RB (i)	5.00%	07/01/2045	1,265	1,400,115
California (State of) School Finance Authority (Aspire Public Schools);
Series 2015 A, Ref. RB (i)	5.00%	08/01/2045	1,000	1,104,520
Series 2016, Ref. RB (i)	5.00%	08/01/2046	750	828,277
California (State of) School Finance Authority (Green Dot Public Schools);
Series 2015 A, RB (i)	5.00%	08/01/2045	1,500	1,660,350
Series 2018 A, RB (i)	5.00%	08/01/2038	1,000	1,165,180
See accompanying notes which are an integral part of this schedule.
Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) School Finance Authority (KIPP LA);
Series 2015 A, RB (i)	5.00%	07/01/2045	$500	$556,280
Series 2017 A, RB (i)	5.00%	07/01/2037	590	685,574
Series 2017 A, RB (i)	5.00%	07/01/2047	370	423,313
California (State of) School Finance Authority (Kipp Socal Public Schools); Series 2019 A, RB	5.00%	07/01/2049	1,000	1,172,130
California (State of) School Finance Authority (New Designs Charter School); Series 2012 A, RB	5.25%	06/01/2032	1,550	1,620,122
California (State of) Statewide Communities Development Authority (Adventist Health System);
Series 2015, Ref. RB	5.00%	03/01/2033	775	912,617
Series 2015, Ref. RB	5.00%	03/01/2045	2,315	2,667,852
California (State of) Statewide Communities Development Authority (Alliance for College-Ready Public Schools); Series 2012, RB	6.10%	07/01/2032	820	876,252
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2010, RB	6.25%	10/01/2039	2,000	2,030,540
California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2014 A, RB	5.13%	11/01/2023	715	763,470
Series 2017 A, Ref. RB (i)	5.00%	11/01/2041	875	1,002,076
California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB	5.25%	11/01/2030	1,675	1,759,922
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2017, Ref. RB	5.00%	04/01/2047	2,015	2,331,718
California (State of) Statewide Communities Development Authority (Henry Mayo Newhall Memorial Hospital); Series 2014 A, RB (INS -AGM)(d)	5.25%	10/01/2043	600	673,050
California (State of) Statewide Communities Development Authority (Huntington Memorial Hospital); Series 2014 B, Ref. RB	5.00%	07/01/2044	750	838,815
California (State of) Statewide Communities Development Authority (John Muir Health); Series 2016 A, Ref. RB	5.00%	08/15/2051	3,000	3,450,270
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing);
Series 2016, Ref. RB (i)	5.00%	06/01/2046	1,000	1,092,960
Series 2019, RB (i)	5.00%	06/01/2034	375	433,376
Series 2019, RB (i)	5.00%	06/01/2039	100	113,822
Series 2019, RB (i)	5.00%	06/01/2051	295	331,509
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.50%	12/01/2054	1,500	1,664,160
Series 2016 A, RB (i)	5.25%	12/01/2056	830	925,691
California (State of) Statewide Communities Development Authority (Methodist Hospital of Sothern California); Series 2018; RB	5.00%	01/01/2048	495	571,151
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB (b)(c)	6.75%	08/01/2019	445	448,805
California (State of) Statewide Communities Development Authority (NCCD—Hooper Street LLC—California College of the Arts); Series 2019, RB (i)	5.25%	07/01/2039	1,640	1,887,886
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes);
Series 2009, RB (i)	6.25%	11/15/2019	455	463,868
Series 2009, RB (i)	7.25%	11/15/2041	500	512,025
California (State of) Statewide Communities Development Authority (Terraces at San Joaquin Garden); Series 2012, RB	5.62%	10/01/2032	1,000	1,075,870
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments); Series 2012, Ref. RB	5.38%	05/15/2038	2,000	2,145,080
California (State of) Statewide Finance Authority (Pooled Tobacco Securitization); Series 2006 A, RB (e)	0.00%	06/01/2046	8,000	1,515,360
California County Tobacco Securitization Agency (The) (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB (e)	0.00%	06/01/2055	12,000	636,120
California County Tobacco Securitization Agency (The) (Los Angeles County Securitization Corp.); Series 2006, RB (k)	5.70%	06/01/2046	1,030	1,036,664
California Infrastructure & Economic Development Bank (Academy Motion Picture Arts and Sciences Obligated Group);
Series 2015, Ref. RB	5.00%	11/01/2035	1,000	1,131,780
Series 2015, Ref. RB	5.00%	11/01/2041	4,265	4,782,942
California Infrastructure & Economic Development Bank (Broad Museum); Series 2011 A, RB	5.00%	06/01/2021	2,000	2,152,420
See accompanying notes which are an integral part of this schedule.
Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California Public Finance Authority (Henry Mayo Newhall Hospital);
Series 2017, Ref. RB	5.00%	10/15/2037	$1,000	$1,124,440
Series 2017, Ref. RB	5.00%	10/15/2047	1,000	1,108,780
California State University; Series 2012 A, RB (f)	5.00%	11/01/2037	6,750	7,492,028
Cerritos Community College District (Election of 2012); Series 2018 B, GO Bonds	4.00%	08/01/2043	1,870	2,043,667
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(d)(e)	0.00%	08/01/2029	735	582,546
East Bay Municipal Utility District; Series 2010 A, Ref. RB (b)(c)	5.00%	06/01/2020	2,000	2,074,700
Eden (Township of), CA Healthcare District; Series 2010, COP (b)(c)	6.12%	06/01/2020	1,000	1,047,390
El Monte Union High School District (Election of 2008); Series 2009 A, GO Bonds (b)(c)	5.50%	06/01/2019	1,000	1,000,000
El Segundo Unified School District (Election of 2008); Series 2009 A, GO Bonds (e)	0.00%	08/01/2033	4,430	3,011,780
Emeryville (City of), CA Public Financing Authority (Alameda County);
Series 2014 A, Ref. RB (INS -AGM)(d)	5.00%	09/01/2032	445	518,443
Series 2014 A, Ref. RB (INS -AGM)(d)	5.00%	09/01/2033	385	447,639
Series 2014 A, Ref. RB (INS -AGM)(d)	5.00%	09/01/2034	500	576,450
Escondido Union School District (Election of 2014); Series 2018 B, GO Bonds	4.00%	08/01/2047	1,690	1,829,476
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. RB (INS -AGM)(d)(e)	0.00%	01/15/2035	2,745	1,706,759
Fremont Community Facilities District No. 1 (Pacific Commons);
Series 2015, Ref. RB	5.00%	09/01/2035	815	919,483
Series 2015, Ref. RB	5.00%	09/01/2045	905	1,009,374
Fullerton (City of), CA Community Facilities District No. 1 (Amerige Heights);
Series 2012, Ref. RB	5.00%	09/01/2026	1,960	2,159,097
Series 2012, Ref. RB	5.00%	09/01/2032	1,090	1,196,231
Gilroy Unified School District (Election of 2008);
Series 2009 A, GO Bonds (b)(e)	0.00%	08/01/2029	615	508,027
Series 2009 A, GO Bonds (INS -AGC)(d)(e)	0.00%	08/01/2029	4,735	3,715,365
Series 2009 A, GO Bonds (b)(e)	0.00%	08/01/2031	2,235	1,742,048
Series 2009 A, GO Bonds (INS -AGC)(d)(e)	0.00%	08/01/2031	1,415	1,024,205
Glendora (City of), CA Public Finance Authority; Series 2003 A, RB (INS -NATL)(d)	5.00%	09/01/2024	2,425	2,432,129
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB	5.00%	06/01/2030	2,000	2,271,400
Series 2015 A, Ref. RB	5.00%	06/01/2040	695	802,308
Series 2015 A, Ref. RB	5.00%	06/01/2045	1,165	1,340,216
Series 2017 A-1, Ref. RB	5.00%	06/01/2029	1,000	1,179,290
Series 2018 A-1, Ref. RB	5.00%	06/01/2047	2,240	2,228,822
Series 2018 A-2, Ref. RB	5.00%	06/01/2047	3,000	2,985,030
Hollister Joint Powers Financing Authority; Series 2016, Ref. RB (INS -AGM)(d)	5.00%	06/01/2036	1,270	1,508,722
Inglewood (City of), CA Redevelopment Agency (Merged Redevelopment); Series 1998 A, Ref. RB (INS -AMBAC)(d)	5.25%	05/01/2023	650	702,045
Inland Empire Tobacco Securitization Authority;
Series 2007 A, RB	4.63%	06/01/2021	1,115	1,116,026
Series 2007 C-1, RB (e)	0.00%	06/01/2036	8,000	2,597,920
Series 2007 C-2, RB (e)	0.00%	06/01/2047	14,000	2,126,040
Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 1);
Series 2014, RB	5.00%	09/01/2044	445	488,517
Series 2014, RB	5.00%	09/01/2049	445	486,661
Irvine Ranch Water District; Series 2016, RB (f)	5.25%	02/01/2046	4,305	5,180,637
Irvine Unified School District (Community Facilities District No. 01-1); Series 2015, Ref. RB (INS -BAM)(d)	5.00%	09/01/2038	3,500	3,981,880
Irvine Unified School District (Community Facilities District No. 06-1- Portola Springs); Series 2010, RB	6.70%	09/01/2035	515	539,540
Irvine Unified School District (Community Facilities District No. 09-1);
Series 2017 B, RB	5.00%	09/01/2047	500	571,730
Series 2018 A, Ref. RB	5.00%	09/01/2045	1,000	1,144,250
Long Beach (City of), CA;
Series 2010 A, RB	5.00%	06/01/2040	2,500	2,585,300
Series 2015, RB	5.00%	05/15/2045	2,370	2,611,456
Long Beach (City of), CA Bond Finance Authority (Aquarium of the Pacific); Series 2012, Ref. RB	5.00%	11/01/2029	2,000	2,157,340
Long Beach (City of), CA Bond Finance Authority (Natural Gas Purchase); Series 2007 A, RB	5.50%	11/15/2032	2,665	3,521,638
Los Alamitos Unified School District; Series 2013, GO Bonds (k)	6.01%	08/01/2040	1,660	1,601,585
See accompanying notes which are an integral part of this schedule.
Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Los Angeles (City of), CA Community Facilities District No. 4 (Playa Vista - Phase 1); Series 2014, Ref. RB	5.00%	09/01/2031	$ 600	$ 689,772
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2010 A, RB	5.00%	05/15/2035	2,500	2,584,375
Series 2010 B, RB	5.00%	05/15/2040	1,000	1,032,880
Series 2013, RB (j)	5.00%	05/15/2043	3,000	3,322,080
Los Angeles (City of), CA Department of Water & Power;
Series 2011 A, RB (f)	5.00%	07/01/2022	1,800	1,939,752
Series 2011 A, RB	5.25%	07/01/2039	1,500	1,587,570
Los Angeles (City of), CA Harbor Department; Series 2014 A, Ref. RB (j)	5.00%	08/01/2036	1,000	1,139,280
Los Angeles County Schools Regionalized Business Services Corp. (Los Angeles County Schools Pooled Financing Program); Series 1999 A, COP (INS -AMBAC)(d)(e)	0.00%	08/01/2024	1,265	1,130,493
Los Angeles Unified School District (Election of 2004); Series 2009 I, GO Bonds (INS -AGC)(d)	5.00%	01/01/2034	3,000	3,008,370
Marin (County of), CA Water District Financing Authority; Series 2017, RB (f)	5.00%	07/01/2047	3,120	3,720,569
Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS -AGC)(d)(e)	0.00%	08/01/2035	940	580,892
Montclair (City of), CA Redevelopment Agency (Montclair Redevelopment Project No. V); Series 2001, Ref. RB (INS -NATL)(d)	5.00%	10/01/2020	475	475,256
Montebello Unified School District (Election of 2004); Series 2009 A-1, GO Bonds (b)(c)	5.25%	08/01/2019	1,000	1,006,290
Moorpark Unified School District (Election of 2008); Series 2009 A, GO Bonds (INS -AGC)(d)(e)	0.00%	08/01/2031	840	603,641
Mt. San Antonio Community College District (Election 2008); Series 2013 A, GO Bonds (k)	6.25%	08/01/2043	2,035	1,920,592
National City (City of), CA Community Development Commission (National City Redevelopment); Series 2011, RB (b)(c)	7.00%	08/01/2021	1,500	1,682,610
Norco (City of), CA Financing Authority; Series 2009, Ref. RB (INS -AGM)(d)	5.62%	10/01/2034	1,000	1,012,900
North Orange County Community College District (Election of 2014); Series 2019 B, GO Bonds	4.00%	08/01/2044	2,500	2,789,975
Northern California Transmission Agency (California-Oregon Transmission); Series 2016, Ref. RB	5.00%	05/01/2038	1,250	1,465,662
Oakland Unified School District (County of Alameda); Series 2015 A, GO Bonds	5.00%	08/01/2040	1,070	1,214,835
Orange (County of), CA Community Facilities District No. 2015-1 (Esencia Village);
Series 2015 A, RB	5.00%	08/15/2035	125	140,996
Series 2015 A, RB	5.25%	08/15/2045	1,855	2,089,361
Orange (County of), CA Community Facilities District No. 2016-1 (Esencia Village); Series 2016 A, RB	5.00%	08/15/2046	2,000	2,258,320
Oroville (City of), CA (Oroville Hospital);
Series 2019, RB	5.25%	04/01/2039	1,325	1,555,325
Series 2019, RB	5.25%	04/01/2049	1,165	1,342,977
Palomar Community College District; Series 2010, GO Bonds (k)	6.37%	08/01/2045	3,330	3,045,818
Palomar Pomerado Health; Series 2009, COP (b)(c)	6.75%	11/01/2019	2,000	2,043,700
Rancho Cordova (City of), CA Community Facilities District No. 2003-1 (Sunridge Anatolia); Series 2012, Ref. RB	5.00%	09/01/2027	1,000	1,087,440
Redding (City of), CA Redevelopment Agency (Canby-Hilltop-Cypress Redevelopment); Series 2003 A, RB (INS -NATL)(d)	5.00%	09/01/2023	1,400	1,403,934
Regents of the University of California;
Series 2016 L, Ref. RB (f)	5.00%	05/15/2041	3,420	3,971,133
Series 2018 O, RB	5.00%	05/15/2048	3,000	3,608,040
Riverside (County of), CA Community Facilities District No. 07-2 (Clinton Keith); Series 2015, RB	5.00%	09/01/2044	1,000	1,113,630
Riverside (County of), CA Public Financing Authority (Desert Communities and Interstate 215 Corridor);
Series 2017 A, Ref. RB (INS -BAM)(d)	5.00%	10/01/2034	1,000	1,198,180
Series 2017 A, Ref. RB (INS -BAM)(d)	4.00%	10/01/2040	500	536,985
Riverside (County of), CA Transportation Commission; Series 2010 A, RB (b)(c)	5.00%	06/01/2020	1,500	1,555,260
Romoland School District Community Facilities No. 2004-1; Series 2015, Ref. RB	5.00%	09/01/2038	1,000	1,122,380
Sacramento (County of), CA;
Series 2010, RB	5.00%	07/01/2040	2,200	2,277,198
Series 2018 C, Ref. RB (j)	5.00%	07/01/2039	1,685	2,018,445
San Buenaventura (City of), CA (Community Memorial Health System); Series 2011, RB	7.50%	12/01/2041	2,000	2,225,600
San Diego (City of), CA Public Facilities Financing Authority;
Series 2016 A, Ref. RB	5.00%	05/15/2039	1,565	1,858,062
Series 2016 B, Ref. RB	5.00%	08/01/2036	1,500	1,809,405
Subseries 2012 A, Ref. RB	5.00%	08/01/2032	2,215	2,461,662
San Diego (City of), CA Regional Building Authority (County Operations Center); Series 2016 A, Ref. RB	5.00%	10/15/2034	1,500	1,779,930
San Diego (County of), CA Regional Airport Authority; Series 2017 B, RB (j)	5.00%	07/01/2037	1,000	1,192,530
San Diego (County of), CA Regional Transportation Commission; Series 2014 A, RB (f)	5.00%	04/01/2048	2,980	3,367,191
San Diego Community College District (Election of 2002); Series 2009, GO Bonds (f)	5.25%	08/01/2033	1,500	1,509,555
See accompanying notes which are an integral part of this schedule.
Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Diego Community College District (Election of 2006); Series 2011, GO Bonds (b)(c)	5.00%	08/01/2021	$ 2,500	$ 2,703,450
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2011 C, Ref. RB (j)	5.00%	05/01/2023	5,000	5,329,100
Series 2011 G, Ref. RB (b)(c)	5.25%	05/03/2021	1,450	1,558,764
Series 2011 G, Ref. RB	5.25%	05/01/2028	550	592,135
Series 2018 D, RB (f)(j)	5.25%	05/01/2048	4,500	5,430,285
San Francisco (City & County of), CA Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, RB	5.00%	11/01/2036	4,000	4,348,400
San Francisco (City & County of), CA Redevelopment Financing Authority (Mission Bay North Redevelopment); Series 2011 C, RB (b)(c)	6.75%	02/01/2021	1,000	1,090,490
San Francisco (City & County of), CA Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2011 D, RB (b)(c)	7.00%	02/01/2021	500	546,940
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment); Series 2014 A, RB	5.00%	08/01/2043	1,060	1,196,645
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 A, Ref. RB	5.00%	08/01/2033	500	540,105
San Francisco (City of), CA Bay Area Rapid Transit District;
Series 2012 A, RB	5.00%	07/01/2036	730	806,446
Series 2015 A, Ref. RB	5.00%	07/01/2032	1,500	1,786,110
San Francisco (City of), CA Bay Area Rapid Transit District (Election of 2016 Green Bond); Series 2017 A-1, GO Bonds (f)	5.00%	08/01/2047	3,425	4,112,500
San Joaquin Hills Transportation Corridor Agency;
Series 2014 A, Ref. RB	5.00%	01/15/2044	1,730	1,949,727
Series 2014 B, Ref. RB	5.25%	01/15/2044	2,000	2,242,200
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS -AGM)(d)(e)	0.00%	09/01/2031	3,110	2,313,902
San Luis Obispo (County of), CA Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS -AGM)(d)	5.00%	08/01/2030	1,500	1,605,075
San Mateo (City of), CA Foster School District (Election 2008); Series 2010, GO Bonds (k)	6.63%	08/01/2042	1,010	969,650
San Mateo Foster City Public Financing Authority; Series 2019, RB	5.00%	08/01/2049	1,670	2,048,990
Santa Margarita Water District (Community Facilities District No. 2013-1);
Series 2013, RB	5.63%	09/01/2036	1,000	1,099,380
Series 2013, RB	5.62%	09/01/2043	1,000	1,098,230
Santaluz Community Facilities District No. 2 (Improvement Area No. 1);
Series 2011 A, Ref. RB	5.00%	09/01/2028	820	879,491
Series 2011 A, Ref. RB	5.00%	09/01/2029	710	761,645
Series 2011 A, Ref. RB	5.10%	09/01/2030	460	494,173
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB (e)	0.00%	06/01/2036	4,000	1,552,040
Simi Valley Unified School District; Series 2019 B, GO Bonds	4.00%	08/01/2048	2,000	2,175,620
Simi Valley Unified School District (Election of 2004);
Series 2007 C, GO Bonds (INS -AGM)(d)(e)	0.00%	08/01/2028	3,480	2,855,723
Series 2007 C, GO Bonds (INS -AGM)(d)(e)	0.00%	08/01/2030	2,765	2,107,179
South Orange (County of), CA Public Financing Authority (Ladera Ranch); Series 2014 A, Ref. RB	5.00%	08/15/2034	895	965,553
Southern California Metropolitan Water District; Series 2009 B, Ref. RB (f)	5.00%	07/01/2027	8,585	8,609,124
Southern California Public Power Authority (Milford Wind Corridor Phase II);
Series 2011 1, RB (f)	5.25%	07/01/2031	2,100	2,262,519
Series 2011-1, RB (f)	5.25%	07/01/2029	2,100	2,270,163
Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.);
Series 2006 A-1, RB	5.00%	06/01/2037	860	864,352
Series 2006 A-1, RB	5.13%	06/01/2046	3,840	3,848,294
Tustin (City of), CA Public Financing Authority; Series 2011 A, RB (b)(c)	5.00%	04/01/2021	1,000	1,068,940
Tustin Unified School District (Community Facilities District No. 97-1); Series 2015, Ref. RB (INS -BAM)(d)	5.00%	09/01/2038	3,000	3,444,510
University of California; Series 2018 AZ, Ref. RB	4.00%	05/15/2048	2,000	2,186,760
Walnut (City of), CA Energy Center Authority; Series 2010 A, Ref. RB	5.00%	01/01/2035	3,000	3,056,730
West Contra Costa Unified School District; Series 2005, GO Bonds (INS -NATL)(d)(e)	0.00%	08/01/2025	2,500	2,214,775
Western Riverside (County of), CA Water & Wastewater Financing Authority (Eastern Municipal Water District Improvement); Series 2009, RB (INS -AGC)(d)	5.62%	09/01/2039	1,000	1,009,930
Whittier (City of), CA (Presbyterian Intercommunity Hospital, Inc.); Series 2014, RB	5.00%	06/01/2044	1,500	1,657,905
See accompanying notes which are an integral part of this schedule.
Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Woodland (City of), CA Community Facilities District 1; Series 2019, RB	5.00%	09/01/2044	$ 1,155	$ 1,305,693
Yosemite Community College District (Election of 2004); Series 2008 C, GO Bonds (INS -AGM)(d)(e)	0.00%	08/01/2024	4,685	4,275,437
				459,222,480
Guam–1.72%
Guam (Territory of); Series 2011 A, RB	5.13%	01/01/2042	1,500	1,564,215
Guam (Territory of) (Section 30);
Series 2009 A, RB (b)(c)	5.37%	12/01/2019	1,000	1,019,810
Series 2009 A, RB (b)(c)	5.62%	12/01/2019	660	673,880
Guam (Territory of) International Airport Authority; Series 2013 C, RB (j)	6.25%	10/01/2034	1,000	1,156,640
Guam (Territory of) Waterworks Authority; Series 2014 A, Ref. RB	5.00%	07/01/2035	765	833,972
Port Authority of Guam; Series 2018 A, RB	5.00%	07/01/2048	1,825	2,093,658
				7,342,175
Virgin Islands–0.98%
Virgin Islands (Government of) Port Authority; Series 2014 A, Ref. RB (j)	5.00%	09/01/2033	1,500	1,451,070
Virgin Islands (Government of) Public Finance Authority; Series 2015, RB (i)	5.00%	09/01/2030	1,000	1,103,050
Virgin Islands Port Authority; Series 2014 A, Ref. RB (j)	5.00%	09/01/2029	1,645	1,616,048
				4,170,168
Puerto Rico–0.36%
Children’s Trust Fund; Series 2002, RB	5.38%	05/15/2033	700	706,958
Puerto Rico Sales Tax Financing Corp.; Series 2018 A-1, RB (e)	0.00%	07/01/2027	1,120	850,405
				1,557,363
TOTAL INVESTMENTS IN SECURITIES(l)–110.38% (Cost $439,000,556)				472,292,186
FLOATING RATE NOTE OBLIGATIONS–(8.98)%
Notes with interest and fee rates ranging from 1.82% to 2.09% at 05/31/2019 and contractual maturities of collateral ranging from 07/01/2022 to 04/01/2056 (See Note 1D)(m)				(38,445,000)
OTHER ASSETS LESS LIABILITIES–(1.40)%				(5,963,634)
NET ASSETS–100.00%				$427,883,552
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
COP	– Certificates of Participation
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
VRD	– Variable Rate Demand
See accompanying notes which are an integral part of this schedule.
Invesco California Tax-Free Income Fund

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	Zero coupon bond issued at a discount.
(f)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1D.
(g)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2019.
(h)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(i)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2019 was $26,033,247, which represented 6.08% of the Fund’s Net Assets.
(j)	Security subject to the alternative minimum tax.
(k)	Convertible capital appreciation bonds. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(l)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(m)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2019. At May 31, 2019, the Fund’s investments with a value of $70,527,540 are held by TOB Trusts and serve as collateral for the $38,445,000 in the floating rate note obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
Invesco California Tax-Free Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of
Invesco California Tax-Free Income Fund

D.	Floating Rate Note Obligations — (continued)
such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
E.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
Invesco California Tax-Free Income Fund

F.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
G.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of May 31, 2019, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco California Tax-Free Income Fund